Share capital and other reserves (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share capital.
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
	2021		2020
	No.	£	No.	£
A ordinary of £0.00001 each	123,220	1.23	100,000	1.00
B ordinary of £0.00001 each	4,832	0.05	4,832	0.05
Z ordinary of £0.00001 each	5,804	0.06	—	—
	133,856	1.34	104,832	1.05

	December 31,		December 31,
	2020		2019
	No.	£	No.	£
A ordinary of £0.00001 each	100,000	1.00	100,000	1.00
B ordinary of £0.00001 each	4,832	0.05	4,832	0.05
	104,832	1.05	104,832	1.05